Contents of Significant Accounts - Summary of Stock Option Plan (Detail) shares in Thousands, pure in Thousands	12 Months Ended
Dec. 31, 2015 TWD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [Abstract]
Options, outstanding at beginning of period	48,729
Options, exercised	(27,828)
Options, forfeited	(469)
Options, expired	(20,432)
Options, outstanding at end of period	0
Options, exercisable at end of period	0
Shares available to option holders, outstanding at beginning of period | shares	48,729
Shares available to option holders, exercised | shares	(27,828)
Shares available to option holders, forfeited | shares	(469)
Shares available to option holders, expired | shares	(20,432)
Shares available to option holders, outstanding at end of period | shares	0
Shares available to option holders, exercisable at end of period | shares	0
Weighted-average exercise price per share, outstanding at beginning of period | $	$ 10.40
Weighted-average exercise price per share, exercised | $	10.40
Weighted-average exercise price per share, forfeited | $	10.40
Weighted-average exercise price per share, expired | $	10.40
Weighted-average exercise price per share, outstanding at end of period | $	10.40
Weighted-average exercise price per share, exercisable at end of period | $	$ 10.40